ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6.    ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,	December 31,	December 31,
	2020	2019	2018
	US$	US$	US$

Accounts receivable	1,527,641	1,648,000	—
Less: allowance for doubtful accounts	—	—	—
	1,527,641	1,648,000	—